Loans (Details)	6 Months Ended
	Oct. 31, 2024 JPY (¥)	Oct. 31, 2024 USD ($)	Oct. 31, 2023 JPY (¥)
Loans [Abstract]
Interest expenses	¥ 1,196,881	$ 7,856	¥ 1,559,270